Segment Information - Revenue per country (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total leasing and service revenues	$ 725,805	$ 1,817,077	$ 1,180,250
Congo
Total leasing and service revenues	31,807	0	0
Norway
Total leasing and service revenues	101,584	220,044	157,740
Brazil
Total leasing and service revenues	253,283	581,635	353,397
Ivory Coast
Total leasing and service revenues	12,065	97,232	86,486
Tanzania
Total leasing and service revenues	0	0	72,083
Angola
Total leasing and service revenues	275,410	807,742	227,603
Falkland
Total leasing and service revenues	51,656	0	0
Gabon/ West Africa
Total leasing and service revenues	0	110,424	81,104
Liberia
Total leasing and service revenues	0	0	55,601
Ireland
Total leasing and service revenues	0	0	104,014
Sierra Leone
Total leasing and service revenues	0	0	37,272
Other
Total leasing and service revenues	$ 0	$ 0	$ 4,950